Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Exchange Rates Used for Translation of Foreign Currencies (Details)			12 Months Ended
		Apr. 23, 2026 $ / $	Dec. 31, 2025 MacedonianDenar / $ Sol / $ $ / $ лв / $ R$ / $ $ / $ SerbianDenar / $ $ / $ $ / $ ₡ / $ kn / $ ₲ / $ Q / $ € / $ $ / $ L / $ $ / $ Br / $ $ / $ C$ / $	Dec. 31, 2024 € / $ $ / $ L / $ MacedonianDenar / $ $ / $ $ / $ Br / $ $ / $ $ / $ ₡ / $ C$ / $ kn / $ Q / $ Sol / $ лв / $ R$ / $ SerbianDenar / $ $ / $ ₲ / $	Dec. 31, 2023 Br / $ $ / $ C$ / $ Sol / $ лв / $ R$ / $ SerbianDenar / $ $ / $ ₲ / $ € / $ MacedonianDenar / $ $ / $ $ / $ ₡ / $ $ / $ kn / $ Q / $ L / $ $ / $ $ / $
Foreign Exchange Rates [Abstract]
Closing exchange rate			17.9667
Argentina Peso [Member]
Foreign Exchange Rates [Abstract]
Foreign exchange loss rate					60.00%
Appreciation of currency value in foreign exchange translation			37.00%	6.20%
U.S. Dollars [Member] | Foreign Currency Exchange Rate [Member]
Foreign Exchange Rates [Abstract]
Closing exchange rate		17.3323
Appreciation of currency value in foreign exchange translation		3.50%
Argentina [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate	[1]		0.0158	0.02	0.068
Closing exchange rate	[1]		0.0123	0.0196
Brazil [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | R$ / $			3.4394	3.3963	3.5545
Closing exchange rate | R$ / $			3.2652	3.2731
Colombia [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.0047	0.0045	0.0041
Closing exchange rate			0.0048	0.0046
Guatemala [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | Q / $			2.5041	2.3597	2.2675
Closing exchange rate | Q / $			2.3441	2.6301
U.S.A. [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate	[2]		19.2337	18.3045	17.7617
Closing exchange rate	[2]		17.9667	20.2683
Uruguay [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.4679	0.4548	0.4574
Closing exchange rate			0.4602	0.46
Nicaragua [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | C$ / $			0.5252	0.4998	0.4875
Closing exchange rate | C$ / $			0.4906	0.5534
Honduras [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | L / $			0.7379	0.7341	0.7184
Closing exchange rate | L / $			0.6779	0.7948
Chile [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.0202	0.0194	0.0212
Closing exchange rate			0.0198	0.0203
Paraguay [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | ₲ / $			0.0026	0.0024	0.0024
Closing exchange rate | ₲ / $			0.0027	0.0026
Peru [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | Sol / $			5.3814	4.8721	4.7394
Closing exchange rate | Sol / $			5.3345	5.3762
Dominican Republic [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate			0.3107	0.3069	0.3163
Closing exchange rate			0.2821	0.3301
Costa Rica [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | ₡ / $			0.038	0.0353	0.0324
Closing exchange rate | ₡ / $			0.0358	0.0395
European Union [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | € / $			21.694	19.8011	19.2047
Closing exchange rate | € / $			21.0929	20.9939
Bulgaria [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | лв / $			11.0907	10.1235	9.8189
Closing exchange rate | лв / $			10.7817	10.7262
Belarus [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | Br / $			6.4023	6.6606	6.463
Closing exchange rate | Br / $			6.1897	7.3751
Croatia [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | kn / $			2.8791	2.6279	2.5487
Closing exchange rate | kn / $			2.7996	2.7864
Macedonia [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | MacedonianDenar / $			0.3522	0.3215	0.3119
Closing exchange rate | MacedonianDenar / $			0.3427	0.3423
Serbia [Member]
Foreign Exchange Rates [Abstract]
Average exchange rate | SerbianDenar / $			0.1851	0.1691	0.1638
Closing exchange rate | SerbianDenar / $			0.1798	0.1794

[1]	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.
[2]	Currency also used in Ecuador, El Salvador and Puerto Rico.